UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)

Wahed FTSE USA Shariah ETF

(HLAL)

Wahed Dow Jones Islamic World ETF

(UMMA)

SEMI-ANNUAL REPORT

November 30, 2022
(Unaudited)

Wahed ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Supplemental Information	26

Wahed ETFs

Shareholder Expense Example

November 30, 2022 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (June 1, 2022 to November 30, 2022).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Wahed FTSE USA Shariah ETF
Actual	$1,000.00	$ 984.30	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.56	0.50%	$2.54
Wahed Dow Jones Islamic World ETF
Actual	$1,000.00	$ 960.60	0.65%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.81	0.65%	$3.29

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the six-month period).

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Administrative and Support Services — 0.4%
Allegion PLC (b)	1,085	$123,310
Baker Hughes Co.	11,959	347,050
Robert Half International, Inc.	1,327	104,541
Rollins, Inc.	2,874	116,225
RXO, Inc. (a)	1,339	25,441
		716,567
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,995	70,563
United Airlines Holdings, Inc. (a)	1,033	45,628
		116,191
Ambulatory Health Care Services — 0.2%
Laboratory Corp. of America Holdings	1,101	265,011
Quest Diagnostics, Inc.	1,413	214,536
		479,547
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc. (a)	1,373	522,166
VF Corp.	4,328	142,045
		664,211
Beverage and Tobacco Product Manufacturing — 0.2%
Keurig Dr. Pepper, Inc.	10,579	409,090

Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	222	20,024
Liberty Broadband Corp. - Class C (a)	1,502	136,472
		156,496

	Shares	Value
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	642	$154,465
Chemical Manufacturing — 14.3%
Air Products & Chemicals, Inc.	2,731	847,047
Albemarle Corp.	1,446	401,974
Biogen, Inc. (a)	1,786	545,034
BioMarin Pharmaceutical, Inc. (a)	2,284	230,638
Bio-Techne Corp.	1,944	165,221
Bristol-Myers Squibb Co.	26,353	2,115,619
Catalent, Inc. (a)	2,071	103,819
CF Industries Holdings, Inc.	2,495	269,934
Church & Dwight Co., Inc.	2,987	244,546
Dow, Inc.	8,888	453,021
DuPont de Nemours, Inc.	6,184	436,034
Eli Lilly & Co.	10,382	3,852,553
FMC Corp.	1,560	203,798
Gilead Sciences, Inc.	15,395	1,352,143
Horizon Therapeutics PLC (a)(b)	2,779	278,706
International Flavors & Fragrances, Inc.	3,199	338,518
Linde PLC (b)	6,188	2,082,138
Merck & Co., Inc.	30,925	3,405,461
Pfizer, Inc.	69,243	3,471,152
PPG Industries, Inc.	2,968	401,333
Regeneron Pharmaceuticals, Inc. (a)	1,271	955,411
The Estee Lauder Cos., Inc.	2,840	669,644
The Mosaic Co.	4,321	221,667
The Procter & Gamble Co.	29,211	4,357,113
West Pharmaceutical Services, Inc.	914	214,479
Westlake Chemical Corp.	413	44,459
		27,661,462
Clothing and Clothing Accessories Stores — 0.9%
Ross Stores, Inc.	4,197	493,861
The TJX Cos., Inc.	14,370	1,150,318
		1,644,179
Computer and Electronic Product Manufacturing — 26.6% (c)
Advanced Micro Devices, Inc. (a)	19,946	1,548,408
Agilent Technologies, Inc.	3,746	580,554
Analog Devices, Inc.	6,399	1,100,052
Apple, Inc.	188,900	27,962,868
Bio-Rad Laboratories, Inc. - Class A (a)	263	109,068
Cisco Systems, Inc.	51,381	2,554,662
Danaher Corp.	7,954	2,174,706
Dell Technologies, Inc.	3,181	142,476
Fortive Corp.	4,446	300,330
GlobalFoundries, Inc. (a)(b)	780	50,196
Hologic, Inc. (a)	3,023	230,232

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing (c) (continued)
HP, Inc.	12,639	$379,674
Illumina, Inc. (a)	1,959	427,218
Intel Corp.	50,048	1,504,944
International Business Machines Corp.	11,095	1,652,045
Juniper Networks, Inc.	3,978	132,228
Lam Research Corp.	1,683	795,018
Marvell Technology, Inc.	10,508	488,832
Medtronic PLC (b)	16,478	1,302,420
Micron Technology, Inc.	13,543	780,756
ON Semiconductor Corp. (a)	5,288	397,656
PerkinElmer, Inc.	1,564	218,538
QUALCOMM, Inc.	13,750	1,739,237
Roper Technologies, Inc.	1,291	566,604
Teradyne, Inc.	1,930	180,360
Thermo Fisher Scientific, Inc.	4,830	2,705,862
Trane Technologies PLC (b)	2,900	517,416
Trimble, Inc. (a)	3,109	185,760
Waters Corp. (a)	750	259,950
Western Digital Corp. (a)	3,877	142,482
Zebra Technologies Corp. (a)	639	172,710
		51,303,262
Construction of Buildings — 0.4%
DR Horton, Inc.	3,833	329,638
Lennar Corp. - Class A	2,995	263,051
PulteGroup, Inc.	2,775	124,264
		716,953
Couriers and Messengers — 1.2%
FedEx Corp.	2,935	534,816
United Parcel Service, Inc.	9,029	1,713,072
		2,247,888
Data Processing, Hosting and Related Services — 0.4%
Fiserv, Inc. (a)	7,323	764,228

Electrical Equipment, Appliance and Component Manufacturing — 0.3%
Generac Holdings, Inc. (a)	772	81,461
Rockwell Automation, Inc.	1,454	384,176
Whirlpool Corp.	647	94,805
		560,442
Fabricated Metal Product Manufacturing — 0.6%
Emerson Electric Co.	7,352	704,101
Nucor Corp.	3,207	480,890
		1,184,991

	Shares	Value
Food Manufacturing — 1.1%
Archer-Daniels-Midland Co.	6,877	$670,507
Bunge Ltd. (b)	1,725	180,849
Mondelez International, Inc. - Class A	16,874	1,140,851
The JM Smucker Co.	1,259	193,899
		2,186,106
Food Services and Drinking Places — 0.3%
Cintas Corp.	1,051	485,331

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,900	176,681

Gasoline Stations — 2.3%
Chevron Corp.	24,282	4,451,133

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	785	153,609
Dollar Tree, Inc. (a)	2,552	383,540
		537,149
Health and Personal Care Stores — 1.2%
CVS Health Corp.	16,195	1,649,947
Ulta Beauty, Inc. (a)	631	293,314
Walgreens Boots Alliance, Inc.	8,737	362,585
		2,305,846
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	771	100,885

Machinery Manufacturing — 2.0%
Applied Materials, Inc.	10,663	1,168,665
Carrier Global Corp.	10,257	454,590
Cummins, Inc.	1,726	433,502
Dover Corp.	1,761	249,974
IDEX Corp.	927	220,153
Ingersoll Rand, Inc.	4,847	261,593
KLA Corp.	1,740	684,081
Pentair PLC (b)	2,025	92,684
Xylem, Inc.	2,203	247,507
		3,812,749
Management of Companies and Enterprises — 1.3%
Abbott Laboratories	21,200	2,280,696
LyondellBasell Industries NV - Class A (b)	3,192	271,352
		2,552,048

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

	Shares	Value
Merchant Wholesalers Durable Goods — 1.5%
Copart, Inc. (a)	5,228	$347,976
Fastenal Co.	7,058	363,558
Flex Ltd. (a)(b)	5,663	124,473
Genuine Parts Co.	1,686	309,094
Henry Schein, Inc. (a)	1,659	134,246
Johnson Controls International PLC (b)	8,659	575,304
LKQ Corp.	3,143	170,759
TE Connectivity Ltd. (b)	3,996	503,976
WW Grainger, Inc.	555	334,698
		2,864,084
Merchant Wholesalers Nondurable Goods — 0.6%
AmerisourceBergen Corp.	1,794	306,218
Cardinal Health, Inc.	3,322	266,325
McKesson Corp.	1,768	674,810
		1,247,353
Mining (except Oil and Gas) — 0.9%
Freeport-McMoRan, Inc.	17,706	704,699
Martin Marietta Materials, Inc.	766	280,724
Newmont Goldcorp Corp.	9,437	447,974
Southern Copper Corp.	1,040	63,461
Vulcan Materials Co.	1,648	302,128
		1,798,986
Miscellaneous Manufacturing — 5.8%
3M Co.	6,928	872,720
Align Technology, Inc. (a)	965	189,777
Becton Dickinson and Co.	3,511	875,433
Boston Scientific Corp. (a)	17,809	806,213
DENTSPLY SIRONA, Inc.	2,629	79,554
Edwards Lifesciences Corp. (a)	7,715	595,984
Intuitive Surgical, Inc. (a)	4,382	1,184,849
Johnson & Johnson	32,025	5,700,450
STERIS PLC (b)	1,249	231,989
Teleflex, Inc.	565	132,278
The Cooper Cos., Inc.	592	187,279
Zimmer Biomet Holdings, Inc.	2,600	312,260
		11,168,786
Miscellaneous Store Retailers — 0.2%
Tractor Supply Co.	1,346	304,613

Motor Vehicle and Parts Dealers — 0.4%
Advance Auto Parts, Inc.	735	110,978
O’Reilly Automotive, Inc. (a)	754	651,863
Sensata Technologies Holding PLC (b)	1,913	86,276
		849,117

	Shares	Value
Nonmetallic Mineral Product Manufacturing — 0.2%
Corning, Inc.	9,362	$319,525
Mohawk Industries, Inc. (a)	644	65,257
		384,782
Nonstore Retailers — 0.2%
eBay, Inc.	6,858	311,628

Oil and Gas Extraction — 1.8%
Coterra Energy, Inc.	9,500	265,145
Devon Energy Corp.	8,076	553,368
EOG Resources, Inc.	7,259	1,030,270
Marathon Oil Corp.	8,383	256,771
Phillips 66	5,979	648,363
Pioneer Natural Resources Co.	2,963	699,238
		3,453,155
Other Information Services — 1.7%
Meta Platforms, Inc. - Class A (a)	28,365	3,349,907

Paper Manufacturing — 0.2%
International Paper Co.	4,446	165,036
Packaging Corp. of America	1,257	170,814
Westrock Co.	3,420	129,686
		465,536
Personal and Laundry Services — 0.0% (d)
IAC, Inc. (a)	961	49,866

Petroleum and Coal Products Manufacturing — 3.7%
Exxon Mobil Corp.	51,507	5,734,789
Marathon Petroleum Corp.	6,118	745,234
Valero Energy Corp.	4,862	649,660
		7,129,683
Plastics and Rubber Products Manufacturing — 0.0% (d)
Newell Brands, Inc.	4,663	60,479

Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,132	221,579

Professional, Scientific and Technical Services — 2.2%
Amdocs Ltd. (b)	1,478	131,335
AppLovin Corp. - Class A (a)	2,774	39,973
Cognizant Technology Solutions Corp. - Class A	6,408	398,642
Eaton Corp. PLC (b)	4,968	812,020
Exact Sciences Corp. (a)	2,194	98,620

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

	Shares	Value
Professional, Scientific and Technical Services (continued)
F5, Inc. (a)	734	$113,484
Gartner, Inc. (a)	949	332,501
Gen Digital, Inc.	7,100	163,016
ICON PLC (a)	991	213,501
Omnicom Group, Inc.	2,543	202,830
Palo Alto Networks, Inc. (a)	3,575	607,392
Paychex, Inc.	3,956	490,663
Paycom Software, Inc. (a)	632	214,311
The Interpublic Group of Cos., Inc.	4,944	169,876
Vmware, Inc. - Class A (a)	2,186	265,577
		4,253,741
Publishing Industries (except Internet) — 16.1%
Adobe, Inc. (a)	5,825	2,009,217
Akamai Technologies, Inc. (a)	1,936	183,649
ANSYS, Inc. (a)	1,076	273,627
Autodesk, Inc. (a)	2,675	540,216
Bill.com Holdings, Inc. (a)	1,212	145,949
Cadence Design Systems, Inc. (a)	3,351	576,506
Ceridian HCM Holding, Inc. (a)	1,707	116,827
Electronic Arts, Inc.	3,429	448,445
Microsoft Corp.	92,399	23,574,681
News Corp. - Class A	4,884	93,529
News Corp. - Class B	1,520	29,564
Okta, Inc. (a)	1,910	101,841
PTC, Inc. (a)	1,302	165,627
salesforce.com, Inc. (a)	11,900	1,906,975
Synopsys, Inc. (a)	1,891	642,070
Tyler Technologies, Inc. (a)	502	172,055
Yandex NV - Class A (a)(b)(e)(f)	3,809	—
ZoomInfo Technologies, Inc. (a)	3,506	100,272
		31,081,050
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (d)
Clarivate PLC (a)(b)	5,888	57,644

Specialty Trade Contractors — 0.1%
Quanta Services, Inc.	1,761	263,939

Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	8,787	590,135

Support Activities for Mining — 2.1%
ConocoPhillips	15,900	1,963,809
Diamondback Energy, Inc.	2,155	318,983
Halliburton Co.	11,372	430,885

	Shares	Value
Support Activities for Mining (continued)
Hess Corp.	3,523	$506,995
Schlumberger Ltd. (b)	17,304	892,021
		4,112,693
Support Activities for Transportation — 0.2%
Expeditors International of Washington, Inc.	1,927	223,648
JB Hunt Transport Services, Inc.	1,052	193,452
XPO Logistics, Inc. (a)	1,339	51,712
		468,812
Telecommunications — 0.2%
ResMed, Inc.	1,794	412,979

Transit and Ground Passenger Transportation — 0.4%
Uber Technologies, Inc. (a)	23,346	680,302

Transportation Equipment Manufacturing — 3.9%
Aptiv PLC (a)(b)	3,347	357,024
Autoliv, Inc.	1,071	94,676
BorgWarner, Inc.	2,893	122,981
Gentex Corp.	2,837	81,989
Lear Corp.	721	103,997
PACCAR, Inc.	4,195	444,292
Tesla, Inc. (a)	31,428	6,119,032
Westinghouse Air Brake Technologies Corp.	2,261	228,564
		7,552,555
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,264	382,499

Utilities — 0.8%
Avangrid, Inc.	865	36,996
Constellation Energy Corp.	4,046	388,902
NRG Energy, Inc.	2,935	124,591
PPL Corp.	8,985	265,237
Sempra Energy	3,865	642,324
Vistra Corp.	5,073	123,426
		1,581,476
TOTAL COMMON STOCKS (Cost $168,532,641)		190,485,279

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Real Estate — 0.8%
Alexandria Real Estate Equities, Inc.	1,999	$311,064
Prologis, Inc.	9,036	1,064,350
Regency Centers Corp.	2,103	139,702
		1,515,116
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	9,227	301,815
TOTAL REITS
(Cost $1,800,565)		1,816,931

TOTAL INVESTMENTS
(Cost $170,333,206) — 99.6%		192,302,210
Other assets and liabilities, net — 0.4%		820,544
NET ASSETS — 100.0%		$193,122,754

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	Amount is less than 0.05%.

(e)

Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(f)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3% (b)
Aerospace and Defense — 0.6%
Safran SA	1,785	$215,810

Apparel and Textile Products — 2.7%
adidas AG	910	114,556
Hermes International	2,725	354,801
Cie Financiere Richemont SA	164	260,472
Kering SA	362	211,490
		941,319
Automotive — 1.5%
BYD Co. Ltd. - Class H	4,788	117,469
Denso Corp.	2,625	141,352
Ferrari NV	673	146,838
NIO, Inc. - ADR (a)	7,445	95,147
		500,806
Biotechnology and Pharmaceuticals — 16.6%
Astellas Pharma, Inc.	9,634	146,920
AstraZeneca PLC	5,442	723,656
CSL Ltd.	2,542	510,899
Daiichi Sankyo Co. Ltd.	10,274	332,650
Genmab A/S (a)	334	151,148
Novartis AG	12,455	1,093,530
Novo Nordisk A/S - Class B	8,367	1,023,911
Roche Holding AG - Non-Voting Share	3,516	1,135,896
Roche Holding AG - Voting Share	131	52,029
Sanofi	5,930	528,034
		5,698,673

	Shares	Value
Chemicals — 2.9%
Air Liquide SA	2,685	$382,126
Givaudan SA	29	96,367
Koninklijke DSM NV	893	112,453
LG Chem Ltd.	227	127,369
Shin-Etsu Chemical Co. Ltd.	2,214	278,773
		997,088
Commercial Support Services — 2.8%
Compass Group PLC	22,254	496,123
Recruit Holdings Co. Ltd.	8,966	278,155
Waste Connections, Inc.	1,344	192,465
		966,743
Construction Materials — 0.6%
Sika AG	755	187,809

E-Commerce Discretionary — 4.6%
JD.com, Inc. - ADR	23,990	1,371,748
Pinduoduo, Inc. - ADR (a)	2,689	220,606
		1,592,354
Electrical Equipment — 2.9%
ABB, Ltd.	8,859	272,999
Assa Abloy AB - Class B	5,083	113,588
Daikin Industries Ltd.	1,514	243,093
Schneider Electric SE	2,582	369,328
		999,008
Food — 2.9%
Nestle SA	8,550	1,008,142

Health Care Facilities and Services — 0.9%
Lonza Group AG	364	187,282
Wuxi Biologics Cayman, Inc. (a)(c)	18,803	120,808
		308,090
Household Products — 6.2%
Kao Corp.	17,549	686,793
L’Oreal SA	1,318	481,493
Reckitt Benckiser Group PLC	3,837	271,793
Unilever PLC	13,807	681,389
		2,121,468
Industrial Support Services — 0.4%
Ferguson PLC	1,203	134,125

Internet, Media and Services — 5.9%
Meituan - Class B (a)(c)	21,680	454,404
NAVER Corp.	795	112,723
Prosus NV	6,290	404,718
Tencent Holdings Ltd.	28,232	1,038,784
		2,010,629

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

	Shares	Value
Machinery — 3.1%
Atlas Copco AB - Class A	13,208	$159,975
Atlas Copco AB - Class B	8,124	89,104
FANUC Corp.	972	141,857
Keyence Corp.	1,055	432,010
SMC Corp.	297	131,451
Techtronic Industries Co. Ltd.	9,778	116,251
		1,070,648
Medical Equipment and Devices — 2.6%
Alcon, Inc.	2,639	177,438
EssilorLuxottica SA	1,565	285,703
Hoya Corp.	1,901	191,544
Olympus Corp.	6,755	135,836
Terumo Corp.	4,009	116,156
		906,677
Metals and Mining — 6.5%
Anglo American PLC	6,778	275,051
Barrick Gold Corp.	8,830	142,966
BHP Group Ltd.	26,365	803,728
Rio Tinto Ltd.	2,720	199,681
Rio Tinto PLC	7,607	505,956
Vale SA - ADR	18,981	313,186
		2,240,568
Oil and Gas Producers — 1.0%
Canadian Natural Resources Ltd.	5,769	341,748
Lukoil PJSC - ADR (d)(e)	3,928	—
Lukoil PJSC - GDR (d)(e)	224	—
		341,748
Renewable Energy — 0.4%
Vestas Wind Systems A/S	5,342	132,712

Retail - Discretionary — 1.5%
Fast Retailing Co. Ltd.	319	184,738
Industria de Diseno Textil SA	5,550	142,064
Wesfarmers Ltd.	6,040	196,465
		523,267
Semiconductors — 14.1%
ASML Holding NV	2,122	1,225,962
Infineon Technologies AG	23,333	757,265
SK Hynix, Inc.	2,862	184,456
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,028	2,408,743
Tokyo Electron Ltd.	834	269,493
		4,845,919

	Shares	Value
Software — 6.1%
Atlassian Corp. PLC - Class A (a)	1,612	$212,059
Constellation Software, Inc.	98	156,757
Dassault Systemes SE	3,593	129,799
SAP SE	5,623	604,797
Shopify, Inc. - Class A (a)	24,541	1,000,321
		2,103,733
Technology Hardware — 6.6%
Murata Manufacturing Co. Ltd.	3,348	179,085
Nidec Corp.	2,815	172,160
Nintendo Co. Ltd.	6,062	256,052
Samsung Electronics Co. Ltd.	27,154	1,280,645
Samsung SDI Co. Ltd.	287	158,640
Telefonaktiebolaget LM Ericsson - Class B	16,138	98,549
Xiaomi Corp. - Class B (a)(c)	77,482	102,442
		2,247,573
Technology Services — 3.1%
Adyen NV (a)(c)	131	197,444
Amadeus IT Group SA (a)	2,117	111,735
Capgemini SE	788	138,744
Experian PLC	5,066	175,262
RELX PLC	10,434	287,286
Wolters Kluwer NV	1,378	149,264
		1,059,735
Transportation and Logistics — 2.8%
Canadian National Railway Co.	3,164	403,033
Canadian Pacific Railway Ltd.	4,858	394,639
DSV A/S	993	153,822
		951,494
TOTAL COMMON STOCKS
(Cost $39,366,479) — 99.3%		34,106,138

TOTAL INVESTMENTS
(Cost $39,366,479) — 99.3%		34,106,138
Other assets and liabilities, net — 0.7%		251,019
NET ASSETS — 100.0%		$34,357,157

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2022 (Unaudited) (Continued)

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(e)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

COUNTRY	Percentage of Net Assets
Switzerland	13.3%
Japan	12.6%
United Kingdom	10.7%
Cayman Islands	9.9%
France	8.7%
Canada	7.7%
Taiwan	7.0%
Netherlands	6.5%
Republic of Korea	5.4%
Australia	5.0%
Germany	4.3%
Denmark	4.3%
Sweden	1.3%
Brazil	0.9%
Spain	0.7%
Jersey	0.4%
China	0.3%
Hong Kong	0.3%
Russian Federation	0.0%*
Total Country	99.3%
TOTAL INVESTMENTS	99.3%
Other assets and liabilities, net	0.7%
NET ASSETS	100.0%

*	Less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Assets
Investments, at value (cost $170,333,206 and $39,366,479, respectively)	$192,302,210	$34,106,138
Cash	490,985	215,387
Dividends receivable	404,968	52,717
Other receivables	—	19
Total assets	193,198,163	34,374,261

Liabilities
Payable to Adviser	75,409	17,104
Total liabilities	75,409	17,104
Net Assets	$193,122,754	$34,357,157

Net Assets Consists of:
Paid-in capital	$180,932,240	$40,394,950
Total distributable earnings (accumulated losses)	12,190,514	(6,037,793)
Net Assets	$193,122,754	$34,357,157

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,125,000	1,750,000
Net Asset Value, redemption price and offering price per share	$37.68	$19.63

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Investment Income
Dividend income (net of withholding tax and issuance fees of $570 and $20,190, respectively)	$1,449,644	$202,279
Total investment income	1,449,644	202,279

Expenses
Investment advisory fees	426,603	97,653
Total expenses	426,603	97,653
Net Investment Income	1,023,041	104,626

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(7,576,806)	(775,373)
Foreign currency transactions	—	(1,803)
Net realized loss on investments and foreign currency transactions	(7,576,806)	(777,176)
Net change in unrealized appreciation/depreciation on:
Investments	5,268,267	(115,918)
Foreign currency translation	—	(148)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	5,268,267	(116,066)
Net realized and unrealized loss on investments	(2,308,539)	(893,242)
Net decrease in net assets from operations	$(1,285,498)	$(788,616)

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
From Operations
Net investment income	$1,023,041	$1,539,832
Net realized gain (loss) on investments	(7,576,806)	8,424,889
Net change in net unrealized appreciation/depreciation on investments	5,268,267	(3,373,278)
Net increase (decrease) in net assets resulting from operations	(1,285,498)	6,591,443

From Distributions
Distributable earnings	(925,930)	(1,384,308)
Total distributions	(925,930)	(1,384,308)

From Capital Share Transactions
Proceeds from shares sold	31,399,750	79,475,180
Cost of shares redeemed	(3,551,177)	(26,702,197)
Net increase in net assets resulting from capital share transactions	27,848,573	52,772,983

Total Increase in Net Assets	25,637,145	57,980,118

Net Assets
Beginning of period	167,485,609	109,505,491
End of period	$193,122,754	$167,485,609

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,350,000	3,000,000
Shares sold	875,000	2,000,000
Shares redeemed	(100,000)	(650,000)
Shares outstanding, end of period	5,125,000	4,350,000

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2022 (Unaudited)	Period Ended May 31, 2022(1)
From Operations
Net investment income	$104,626	$317,520
Net realized gain (loss) on investments and foreign currency transactions	(777,176)	70,376
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(116,066)	(5,144,423)
Net decrease in net assets resulting from operations	(788,616)	(4,756,527)

From Distributions
Distributable earnings	(330,150)	(162,500)
Total distributions	(330,150)	(162,500)

From Capital Share Transactions
Proceeds from shares sold	3,396,580	36,975,825
Transaction fees (Note 4)	1,880	20,665
Net increase in net assets resulting from capital share transactions	3,398,460	36,996,490

Total Increase in Net Assets	2,279,694	32,077,463

Net Assets
Beginning of period	32,077,463	—
End of period	$34,357,157	$32,077,463

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,550,000	—
Shares sold	200,000	1,550,000
Shares redeemed	—	—
Shares outstanding, end of period	1,750,000	1,550,000

(1)	The Fund commenced operations on January 7, 2022.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Year Ended May 31, 2021	Period Ended May 31, 2020(1)
Net Asset Value, Beginning of Period	$38.50	$36.50	$26.00	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.22	0.40	0.36	0.40
Net realized and unrealized gain (loss) on investments	(0.84)	1.96	10.44	0.90
Total from investment operations	(0.62)	2.36	10.80	1.30

Less distributions paid:
From net investment income	(0.20)	(0.36)	(0.30)	(0.28)
From net realized gains	—	—	—	(0.02)
Total distributions paid	(0.20)	(0.36)	(0.30)	(0.30)

Net Asset Value, End of Period	$37.68	$38.50	$36.50	$26.00

Total return, at NAV(3)(4)	-1.57%	6.43%	41.70%	5.30%
Total return, at Market(3)(4)	-1.76%	6.50%	41.81%	5.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$193,123	$167,486	$109,505	$32,506

Ratio of expenses to average net assets(5)	0.50%	0.50%	0.50%	0.50%

Ratio of net investment income (loss) to average net assets(5)	1.20%	1.01%	1.08%	1.81%

Portfolio turnover rate(4)(6)	18%	16%	19%	15%

(1)	The Fund commenced operations on July 15, 2019.

(2)	Per share net investment income was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Six Months Ended November 30, 2022 (Unaudited)	Period Ended May 31, 2022(1)
Net Asset Value, Beginning of Period	$20.70	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.07	0.25
Net realized and unrealized loss on investments and foreign currency	(0.93)	(4.44)
Total from investment operations	(0.86)	(4.19)

Less distributions paid:
From net investment income	(0.21)	(0.13)
Total distributions paid	(0.21)	(0.13)

Capital Share Transactions:
Transaction fees (See Note 4)	0.00 (7)	0.02

Net Asset Value, End of Period	$19.63	$20.70

Total return, at NAV(3)(4)	-3.94%	-16.76%
Total return, at Market(3)(4)	-2.25%	-16.62%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$34,357	$32,077

Ratio of expenses to average net assets(5)	0.65%	0.65%

Ratio of net investment income to average net assets(5)	0.70%	2.91%

Portfolio turnover rate (4)(6)	7%	8%

(1)	The Fund commenced operations on January 7, 2022.

(2)	Per share net investment income was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited)

1. ORGANIZATION

The Wahed FTSE USA Shariah ETF (“HLAL”) and Wahed Dow Jones Islamic World ETF (“UMMA”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.

UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines. The Fund commenced operations on January 7, 2022.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at November 30, 2022, are as follows:

Wahed FTSE USA Shariah ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$190,485,279	$—	$—	^	$190,485,279
REITs*	1,816,931	—	—		1,816,931
Total Investments - Assets	$192,302,210	$—	$—		$192,302,210

*	See the Schedule of Investments for industry classifications.

^	The Wahed FTSE USA Shariah ETF held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.

Wahed Dow Jones Islamic World ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$34,106,138	$—	$—	^	$34,106,138
Total Investments - Assets	$34,106,138	$—	$—		$34,106,138

*	See the Schedule of Investments for industry classifications.

^	The Wahed Dow Jones Islamic World ETF held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Wahed FTSE USA Shariah ETF

Common Stocks
Balance as of May 31, 2022	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of November 30, 2022	—

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2022	$—

The Level 3 investments as of November 30, 2022 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

Wahed Dow Jones Islamic World ETF

Common Stocks
Balance as of May 31, 2022	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of November 30, 2022	—

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2022	$—

The Level 3 investments as of November 30, 2022 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2022, the Funds’ most recent fiscal year or period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2022, the Funds’ most recent fiscal year or period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal year or period. At May 31, 2022, the Funds’ most recent fiscal year or period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of HLAL’s average daily net assets and at an annual rate of 0.65% of UMMA’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

At November 30, 2022, a majority of the outstanding shares of the Funds were held in separately managed accounts of the Adviser.

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six months ended November 30, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$925,930	$—
Wahed Dow Jones Islamic World ETF	330,150	—

	Fiscal Year/Period Ended May 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$1,384,308	$—
Wahed Dow Jones Islamic World ETF	162,500	—

(1)	Ordinary income includes short-term capital gains.

At May 31, 2022, the Funds’ most recent fiscal year or period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Federal Tax Cost of Investments	$152,093,402	$36,824,952
Gross Tax Unrealized Appreciation	$27,531,638	$400,214
Gross Tax Unrealized Depreciation	(12,703,930)	(5,544,637)
Net Tax Unrealized Appreciation (Depreciation)	14,827,708	(5,144,423)
Undistributed Ordinary Income	361,423	234,117
Other Accumulated Gain (Loss)	(787,189)	(8,721)
Total Distributable Earnings / (Accumulated Losses)	$14,401,942	$(4,919,027)

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At May 31, 2022, the Funds’ most recent fiscal year or period end, Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF had short-term capital losses of $787,189 and $8,721, respectively, which will be carried forward indefinitely to offset future realized capital gains. During the period ended May 31, 2022, the Funds’ most recent fiscal year or period end, Wahed FTSE USA Shariah ETF utilized a long-term capital loss carryover in the amount of $279,231.

6. INVESTMENT TRANSACTIONS

During the six month period ended November 30, 2022, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed FTSE USA Shariah ETF	$450,308	$(956,670)
Wahed Dow Jones Islamic World ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended November 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed FTSE USA Shariah ETF	$29,876,271	$29,905,393	$30,788,129	$3,069,345
Wahed Dow Jones Islamic World ETF	2,147,633	1,957,103	3,114,486	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

Wahed ETFs

Notes to Financial Statements

November 30, 2022 (Unaudited) (Continued)

8. SUBSEQUENT EVENTS

On December 30, 2022, the Funds paid a distribution to shareholders of record on December 29, 2022, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed FTSE USA Shariah ETF	$0.108	$567,682
Wahed Dow Jones Islamic World ETF	$0.005	$9,453

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Funds’ website at www.funds.wahedinvest.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Funds are required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-855-976-4747 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.funds.wahedinvest.com.

TAX INFORMATION

Each Fund designated 100.00% of its ordinary income distribution for the fiscal year or period ended May 31, 2022 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the fiscal year or period ended May 31, 2022, 100.00% and 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF, respectively.

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Investment Adviser:

Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/2/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/2/2023

*	Print the name and title of each signing officer under his or her signature.